Subsequent Events	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events [Line Items]
Subsequent Events

Note 11 — Subsequent Events

On February 21, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among the Company, Sky Merger Sub I, Inc., a Delaware corporation and a direct wholly owned subsidiary of NextGen (“Merger Sub”), and Xos, Inc., a Delaware corporation (“Xos”). The Merger Agreement provides that, among other things and upon the terms and subject to the conditions thereof, the following transactions will occur (together with the other agreements and transactions contemplated by the Merger Agreement, the “Business Combination”):

(i)     at the closing of the transactions contemplated by the Merger Agreement (the “Closing”), upon the terms and subject to the conditions of the Merger Agreement and in accordance with the Delaware General Corporation Law, as amended (“DGCL”), Merger Sub will merge with and into Xos, the separate corporate existence of Merger Sub will cease and Xos will be the surviving corporation and a wholly owned subsidiary of the Company (the “Merger”);

(ii)    as a result of the Merger, among other things, all outstanding shares of common stock of Xos (after giving effect to the Company Recapitalization (as defined in the Merger Agreement)) will be cancelled in exchange for the right to receive, in the aggregate, a number of shares of the Company’s Common Stock (as defined below) equal to the quotient obtained by dividing (x) $1,276,261,160.00 by (y) $10.00; and

(iii)   upon the effective time of the Domestication (as defined below), the Company will immediately be renamed “Xos, Inc.” or such other name as agreed to by NextGen and Xos prior to Closing.

On February 21, 2021, concurrently with the execution of the Merger Agreement, the Company entered into subscription agreements (the “Subscription Agreements”) with certain investors (collectively, the “PIPE Investors”), pursuant to, and on the terms and subject to the conditions of which, the PIPE Investors have collectively subscribed for 22,000,000 shares of the Company’s Common Stock for an aggregate purchase price equal to $220,000,000 (the “PIPE Investment”), a portion of which is expected to be funded by one or more affiliates of NextGen Sponsor LLC (the “Sponsor”) and certain additional investors (which may include mutual funds and existing shareholders of NextGen). 2,000,000 of the shares of the NextGen Common Stock to be sold in the PIPE Investment are shares owned by certain Xos officers. The PIPE Investment will be consummated substantially concurrently with the Closing.

On March 29, 2021, the Company issued a promissory note to Sponsor (the “Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $1,000,000. The Promissory Note is non-interest bearing and payable on the earlier of (i) October 9, 2022 and (ii) the completion of the Business Combination. To date, there was $0 outstanding under the Promissory Note.

The Company evaluated events that have occurred after the balance sheet date through the date on which the financial statements were issued. Based upon this review, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements.

Note 10 — Subsequent Events

Management has evaluated subsequent events to determine if events or transactions occurring through the date that the financial statements were issued, require potential adjustment to or disclosure in the financial statement and has concluded that all such events that would require recognition or disclosure have been recognized or disclosed.

Xos, Inc. [Member]
Subsequent Events [Line Items]
Subsequent Events

Note 13. Subsequent Events

The Company evaluated all events or transactions that occurred through August 26, 2021, the date the consolidated financial statements were available to be issued.

On July 30, 2021, the Form S-4 filed in relation to the planned merger with NextGen has been declared effective by the Securities and Exchange Commission.

On August 20, 2021, the Company and NextGen consummated the closing of the transactions contemplated by the BCA (see Note 1).

Note 17. Subsequent events

The Company evaluated all events or transactions that occurred through March 4, 2021, the date the financial statements were available to be issued. There are no subsequent events other than disclosed herein.

2020 Series A Financing    As described in Note 8 Series A Financing subsequent to year-end, the Company raised an additional $30,474 of Preferred A shares. As part of this transaction, the Company converted $21,540 of convertible notes and $2,454 in accrued interest to Preferred shares of Company stock.

Conversion of SAFE Note    As part of its February 2021 meeting, the Company’s Board approved the conversion of the SAFE note to Class A Preferred shares. The note holder contributed an additional $620 in cash and the $30 note in exchange for 76,471 preferred shares.

SPAC Transaction    On February 22, 2021 the Company announced that it had entered into a definitive business combination agreement with NextGen Acquisition Corporation, a special purpose acquisition company. The result of the transaction will transform the Company into a publicly traded entity on the NASDAQ stock exchange.